26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 5) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 1,420
Dividends Withheld, Arising From The Profit For 2015 [member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	623
Dividends Withheld, Arising From The Profit For 2014 [member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 797